Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 108,188	kr 102,434
Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	103,972	97,958
Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	4,216	4,476
Sweden [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	56,138	50,257
Sweden [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	56,138	50,257
US [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	17,921	20,897
US [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	17,235	20,138
US [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	686	759
United Kingdom [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,788	15,352
United Kingdom [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	15,788	15,352
Other Countries [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	18,341	15,928
Other Countries [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	14,811	12,211
Other Countries [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [Line Items]
Defined benefit obligation (DBO)	kr 3,530	kr 3,717